Supplement Dated December 16, 2022
To The Prospectus Dated April 25, 2022, as amended November 15, 2022
JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2023, in the section, “Summary Overview of Each Fund,” under “Tax Information,” for the JNL/JPMorgan Hedged Equity Fund and JNL/Mellon International Index Fund, please delete the paragraph in the entirety and replace with the following:

The Fund expects to be treated as a partnership for U.S. federal income tax purposes, and does not expect to make regular distributions (other than in redemption of Fund shares) to shareholders, which generally are the participating insurance companies investing in the Fund through separate accounts of Jackson or Jackson NY and mutual funds owned directly or indirectly by such separate accounts.  You should consult the prospectus of the appropriate separate account or description of the plan for a discussion of the U.S. federal income tax consequences to you of your contract, policy, or plan.

Effective January 1, 2023, in the section entitled “Tax Status,” under subsection “Partnership Funds,” please add the following after the fourth paragraph:

Effective January 1, 2023, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/JPMorgan Hedged Equity Fund
JNL/Mellon International Index Fund

This Supplement is dated December 16, 2022.

Supplement Dated December 16, 2022
To The Statement of Additional Information
Dated November 15, 2022

JNL® Series Trust

Please note that the changes may impact your variable annuity and/or variable life product(s).

Effective January 1, 2023, on page 361, in the section entitled “Tax Status,” under subsection “Partnership Funds,” please add the following after the fourth paragraph:

Effective January 1, 2023, the Board of Trustees approved the following Funds to change their U.S. federal income tax status from a regulated investment company to a partnership:

JNL/JPMorgan Hedged Equity Fund
JNL/Mellon International Index Fund

This Supplement is dated December 16, 2022.